Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
17.	Derivatives and Hedging Activities
Risk management policy
Canon operates internationally, exposing it to the risk of changes in foreign currency exchange rates. Derivative financial instruments are comprised principally of foreign exchange contracts utilized by the Company and certain of its subsidiaries to reduce the risk. Canon assesses foreign currency exchange rate risk by continually monitoring changes in the exposures and by evaluating hedging opportunities. Canon does not hold or issue derivative financial instruments for trading purposes. Canon is also exposed to credit-related losses in the event of non-performance
by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations. Most of the counterparties are internationally recognized financial institutions and selected by Canon taking into account their financial condition, and contracts are diversified across a number of major financial institutions.
Foreign currency exchange rate risk management
Canon’s international operations expose Canon to the risk of changes in foreign currency exchange rates. Canon uses foreign exchange contracts to manage certain foreign currency exchange exposures principally from the exchange of U.S. dollars and euros into Japanese yen. These contracts are primarily used to hedge the foreign currency exposure of forecasted intercompany sales and intercompany trade receivables that are denominated in foreign currencies. In accordance with Canon’s policy, a specific portion of foreign currency exposure resulting from forecasted intercompany sales are hedged using foreign exchange contracts which principally mature within three months.
Cash flow hedge
Changes in the fair value of derivative financial instruments designated as cash flow hedges, including foreign exchange contracts associated with forecasted intercompany sales, are reported in accumulated other comprehensive income (loss). These amounts are subsequently reclassified into earnings in the same period as the hedged items affect earnings. Substantially all amounts recorded in accumulated other comprehensive income (loss) as of December 31, 2020 are expected to be recognized in net sales over the next twelve months. Changes in the fair value of a foreign exchange contract for the period between the date that the forecasted intercompany sales occur and its maturity date are recognized in earnings.
Derivatives not designated as hedges
Canon has entered into certain foreign exchange contracts to primarily offset the earnings impact related to fluctuations in foreign currency exchange rates associated with certain assets denominated in foreign currencies. Although these foreign exchange contracts have not been designated as hedges as required in order to apply hedge accounting, the contracts are effective from an economic perspective. The changes in the fair value of these contracts are recorded in earnings immediately.
Contract amounts of foreign exchange contracts at December 31, 2020 and 2019 are set forth below:

	December 31
	2020	2019
	(Millions of yen)
To sell foreign currencies	137,721	180,242
To buy foreign currencies	27,220	32,618
Fair value of derivative instruments in the consolidated balance sheets
The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2020 and 2019.
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2020	2019
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	426	34
Liabilities:
Foreign exchange contracts	Other current liabilities	416	828
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2020	2019
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	107	317
Liabilities:
Foreign exchange contracts	Other current liabilities	809	1,745
Effect of derivative instruments in the consolidated statements of income
The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018.
Derivatives in cash flow hedging relationships

	Year ended December 31
	Gain (loss) recognized in OCI	Gain (loss) reclassified from accumulated OCI into income
	Amount	Location	Amount
	(Millions of yen)
2020:
Foreign exchange contracts	(1,731)	Net sales	(3,034)
2019:
Foreign exchange contracts	(2,180)	Net sales	(661)

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2018:
Foreign exchange contracts	(586)	Other, net	(1,341)	Other, net	(682)
Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2020	2019	2018
		(Millions of yen)
Foreign exchange contracts	Other, net	104	805	5,284